UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor® Strategic Dividend & Income® Fund -
Class A, Class M (formerly Class T), Class C and Class I

Semi-Annual Report

May 31, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® Strategic Dividend & Income® Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Investments as of May 31, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.6	3.3
Verizon Communications, Inc.	2.6	0.6
Procter & Gamble Co.	2.3	1.7
Cisco Systems, Inc.	1.9	1.8
PepsiCo, Inc.	1.9	1.3
Johnson & Johnson	1.8	2.6
Unilever NV (NY Reg.)	1.7	0.2
Amgen, Inc.	1.6	1.1
Intel Corp.	1.6	0.4
British American Tobacco PLC sponsored ADR	1.4	0.5
	20.4

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.3	15.4
Financials	16.1	16.4
Real Estate	14.0	15.6
Consumer Staples	13.7	9.1
Health Care	9.3	10.6

Asset Allocation (% of fund's net assets)

As of May 31, 2017*
Common Stocks	62.9%
Preferred Stocks	8.1%
Convertible Bonds	10.3%
Other Investments	13.5%
Short-Term Investments and Net Other Assets (Liabilities)	5.2%

 * Foreign investments - 9.9%

As of November 30, 2016*
Common Stocks	64.3%
Preferred Stocks	7.6%
Convertible Bonds	9.2%
Other Investments	14.3%
Short-Term Investments and Net Other Assets (Liabilities)	4.6%

 * Foreign investments - 7.8%

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 16.3%
	Principal Amount	Value
Convertible Bonds - 10.3%
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.2%
Tesla, Inc.:
1.25% 3/1/21	$4,750,000	$5,222,031
2.375% 3/15/22	3,600,000	4,270,500
		9,492,531
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21	2,176,000	2,771,680
Household Durables - 0.2%
M/I Homes, Inc. 3% 3/1/18	3,450,000	3,540,563
Toll Brothers Finance Corp. 0.5% 9/15/32	5,510,000	5,479,006
		9,019,569
Internet & Direct Marketing Retail - 0.1%
Priceline Group, Inc. 0.35% 6/15/20	5,420,000	7,984,338
Media - 1.5%
DISH Network Corp.:
2.375% 3/15/24 (a)	19,445,000	20,332,178
3.375% 8/15/26 (a)	10,196,000	12,394,513
Liberty Media Corp.:
1% 1/30/23 (a)	13,390,000	14,678,788
1.375% 10/15/23	13,760,000	16,097,824
3.5% 1/15/31	22,313,000	12,083,270
Live Nation Entertainment, Inc. 2.5% 5/15/19	4,500,000	5,118,750
		80,705,323
TOTAL CONSUMER DISCRETIONARY		109,973,441
CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Vector Group Ltd. 7.5% 1/15/19 (b)	7,553,000	11,056,874
ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Ensco Jersey Finance Ltd. 3% 1/31/24 (a)	3,750,000	3,159,375
Weatherford International Ltd. 5.875% 7/1/21	3,865,000	4,265,994
		7,425,369
Oil, Gas & Consumable Fuels - 0.7%
Chesapeake Energy Corp. 5.5% 9/15/26 (a)	14,365,000	13,853,247
Oasis Petroleum, Inc. 2.625% 9/15/23	1,150,000	1,252,781
Scorpio Tankers, Inc. 2.375% 7/1/19 (a)	22,040,000	19,477,850
SM Energy Co. 1.5% 7/1/21	2,850,000	2,621,627
		37,205,505
TOTAL ENERGY		44,630,874
FINANCIALS - 0.1%
Insurance - 0.1%
FNF Group 4.25% 8/15/18	1,450,000	3,472,750
HEALTH CARE - 0.9%
Biotechnology - 0.2%
AMAG Pharmaceuticals, Inc. 2.5% 2/15/19	2,630,000	2,626,713
BioMarin Pharmaceutical, Inc. 1.5% 10/15/20	6,000,000	7,031,250
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18	2,350,000	2,329,438
		11,987,401
Health Care Equipment & Supplies - 0.2%
DexCom, Inc. 0.75% 5/15/22 (a)	2,600,000	2,535,000
Hologic, Inc. 2% 3/1/42 (c)	4,350,000	6,168,844
		8,703,844
Health Care Providers & Services - 0.2%
HealthSouth Corp. 2% 12/1/43	7,219,000	9,113,988
Life Sciences Tools & Services - 0.0%
Albany Molecular Research, Inc. 2.25% 11/15/18	1,900,000	2,548,375
Pharmaceuticals - 0.3%
ANI Pharmaceuticals, Inc. 3% 12/1/19	3,390,000	3,493,819
Dermira, Inc. 3% 5/15/22 (a)	900,000	957,375
Horizon Pharma Investment Ltd. 2.5% 3/15/22	2,860,000	2,402,400
Jazz Investments I Ltd. 1.875% 8/15/21	4,480,000	4,754,400
Theravance Biopharma, Inc. 3.25% 11/1/23	1,700,000	2,152,625
		13,760,619
TOTAL HEALTH CARE		46,114,227
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23 (a)	5,100,000	5,526,819
Electrical Equipment - 0.1%
General Cable Corp. 4.5% 11/15/29 (c)	5,050,000	3,809,594
Machinery - 0.2%
Greenbrier Companies, Inc. 2.875% 2/1/24 (a)	2,640,000	2,775,300
Navistar International Corp. New 4.75% 4/15/19	7,020,000	6,809,400
Trinity Industries, Inc. 3.875% 6/1/36	3,800,000	4,476,875
		14,061,575
TOTAL INDUSTRIALS		23,397,988
INFORMATION TECHNOLOGY - 5.2%
Communications Equipment - 1.0%
Brocade Communications Systems, Inc. 1.375% 1/1/20	20,030,000	20,305,413
Ciena Corp. 0.875% 6/15/17	9,500,000	9,488,125
InterDigital, Inc. 1.5% 3/1/20	5,185,000	6,461,806
Liberty Interactive LLC 1.75% 9/30/46 (a)	8,270,000	9,619,044
Lumentum Holdings, Inc. 0.25% 3/15/24 (a)	6,010,000	7,001,650
		52,876,038
Electronic Equipment & Components - 0.1%
OSI Systems, Inc. 1.25% 9/1/22 (a)	4,550,000	4,547,156
Internet Software & Services - 1.7%
Carbonite, Inc. 2.5% 4/1/22 (a)	2,780,000	2,839,075
Gogo, Inc. 3.75% 3/1/20	6,950,000	6,324,500
Pandora Media, Inc. 1.75% 12/1/20	1,340,000	1,244,525
Twitter, Inc.:
0.25% 9/15/19	13,790,000	13,014,313
1% 9/15/21	27,258,000	24,992,179
VeriSign, Inc. 4.452% 8/15/37 (b)	7,725,000	20,413,313
Web.com Group, Inc. 1% 8/15/18	2,150,000	2,123,125
WebMD Health Corp. 1.5% 12/1/20	4,050,000	4,994,156
Yahoo!, Inc. 0% 12/1/18	10,200,000	10,863,000
		86,808,186
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. 2.125% 9/1/26	1,700,000	2,720,000
Cypress Semiconductor Corp. 4.5% 1/15/22 (a)	1,950,000	2,397,281
Intel Corp. 3.25% 8/1/39	8,860,000	15,538,225
Microchip Technology, Inc.:
1.625% 2/15/25	1,450,000	2,344,469
1.625% 2/15/27 (a)	17,430,000	19,227,469
Micron Technology, Inc.:
2.125% 2/15/33	1,850,000	5,234,344
3% 11/15/43	5,500,000	6,300,938
Novellus Systems, Inc. 2.625% 5/15/41	425,000	1,949,688
NXP Semiconductors NV 1% 12/1/19	3,820,000	4,567,288
ON Semiconductor Corp. 1.625% 10/15/23 (a)	5,650,000	5,847,750
Teradyne, Inc. 1.25% 12/15/23 (a)	1,840,000	2,331,050
		68,458,502
Software - 1.1%
BroadSoft, Inc. 1% 9/1/22	1,400,000	1,666,000
Citrix Systems, Inc. 0.5% 4/15/19	3,550,000	4,375,375
FireEye, Inc. 1.625% 6/1/35	9,260,000	8,403,450
Nice Systems, Inc. 1.25% 1/15/24 (a)	3,930,000	4,386,863
Nuance Communications, Inc.:
1% 12/15/35	6,900,000	6,710,250
1.25% 4/1/25 (a)	6,000,000	6,255,000
2.75% 11/1/31	11,780,000	11,838,900
Salesforce.com, Inc. 0.25% 4/1/18	7,730,000	10,522,463
Take-Two Interactive Software, Inc. 1% 7/1/18	400,000	1,425,500
Workday, Inc. 1.5% 7/15/20	1,680,000	2,274,871
		57,858,672
TOTAL INFORMATION TECHNOLOGY		270,548,554
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Extra Space Storage LP 3.125% 10/1/35 (a)	10,600,000	11,057,125
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (a)	11,800,000	12,162,260
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (a)	7,160,000	7,213,986

TOTAL CONVERTIBLE BONDS		539,628,079

Nonconvertible Bonds - 6.0%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.2%
Yum! Brands, Inc. 6.875% 11/15/37	10,960,000	11,562,800
Media - 0.4%
Altice SA 7.625% 2/15/25 (a)	4,430,000	4,834,238
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/1/27 (a)	15,245,000	15,616,597
		20,450,835
TOTAL CONSUMER DISCRETIONARY		32,013,635
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (a)	8,204,000	8,491,140
Albertsons, Inc. 7.45% 8/1/29	15,415,000	14,836,938
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	16,740,000	14,061,600
		37,389,678
Tobacco - 0.2%
Vector Group Ltd. 6.125% 2/1/25 (a)	7,940,000	8,257,600
TOTAL CONSUMER STAPLES		45,647,278
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. 4.1% 3/15/22	5,790,000	5,355,750
FINANCIALS - 3.1%
Banks - 1.7%
Corestates Capital II 1.8084% 1/15/27 (a)(b)	6,110,000	5,773,950
Corestates Capital III 1.7518% 2/15/27 (a)(b)	13,304,000	12,439,240
Fleet Capital Trust V 2.1518% 12/18/28(b)	5,500,000	5,197,500
Nationsbank Capital Trust III 1.7084% 1/15/27 (b)	6,289,000	5,903,799
NTC Capital II 1.7484% 4/15/27 (b)	9,080,000	8,493,096
PNC Capital Trust C 1.6246% 6/1/28 (b)	16,555,000	15,623,781
SunTrust Capital I 1.85% 5/15/27 (b)	7,221,000	6,643,320
SunTrust Capital III 1.7812% 3/15/28 (b)	13,140,000	12,170,925
Wachovia Capital Trust II 1.6584% 1/15/27 (b)	18,378,000	17,183,430
		89,429,041
Capital Markets - 1.0%
Chase Capital II 1.6696% 2/1/27 (b)	4,650,000	4,400,063
Chase Capital III 1.6046% 3/1/27 (b)	4,500,000	4,252,500
Chase Capital Trust VI 1.7946% 8/1/28 (b)	4,500,000	4,252,500
JPMorgan Chase Capital XXIII 2.1818% 5/15/47 (b)	14,500,000	13,539,375
State Street Capital Trust I 1.7418% 5/15/28 (b)	15,812,000	14,768,408
State Street Capital Trust IV 2.1312% 6/1/77 (b)	9,598,000	8,902,145
		50,114,991
Diversified Financial Services - 0.2%
ILFC E-Capital Trust I 4.66% 12/21/65 (a)(b)	13,000,000	12,480,000
Thrifts & Mortgage Finance - 0.2%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	8,075,000	8,828,721
TOTAL FINANCIALS		160,852,753
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
HCA Holdings, Inc. 5.25% 6/15/26	1,815,000	1,971,635
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20	3,330,000	3,450,713
Machinery - 0.0%
Navistar International Corp. New 8.25% 11/1/21	3,000,000	3,035,610
TOTAL INDUSTRIALS		6,486,323
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.3%
Lucent Technologies, Inc.:
6.45% 3/15/29	11,685,000	13,671,450
6.5% 1/15/28	1,685,000	1,963,025
		15,634,475
Software - 0.3%
Dell, Inc. 5.4% 9/10/40	15,000,000	13,275,000
TOTAL INFORMATION TECHNOLOGY		28,909,475
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
Sprint Capital Corp. 8.75% 3/15/32	12,550,000	15,820,844
Wireless Telecommunication Services - 0.2%
Neptune Finco Corp. 10.125% 1/15/23 (a)	11,015,000	12,825,536
TOTAL TELECOMMUNICATION SERVICES		28,646,380
UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings, Inc. 3.2151% 10/1/66 (b)	4,950,000	4,628,250
Multi-Utilities - 0.0%
Wisconsin Energy Corp. 3.2943% 5/15/67 (b)	3,000,000	2,799,300
TOTAL UTILITIES		7,427,550

TOTAL NONCONVERTIBLE BONDS		317,310,779

TOTAL CORPORATE BONDS
(Cost $806,734,124)		856,938,858
	Shares	Value

Common Stocks - 62.9%
CONSUMER DISCRETIONARY - 2.1%
Hotels, Restaurants & Leisure - 1.3%
Cedar Fair LP (depositary unit)	83,700	5,944,374
Darden Restaurants, Inc.	258,300	22,970,619
Marriott International, Inc. Class A	89,800	9,666,970
McDonald's Corp.	195,000	29,423,550
		68,005,513
Media - 0.2%
Nexstar Broadcasting Group, Inc. Class A	58,800	3,363,360
Viacom, Inc. Class B (non-vtg.)	143,600	4,995,844
		8,359,204
Multiline Retail - 0.1%
Target Corp.	145,300	8,013,295
Specialty Retail - 0.1%
Foot Locker, Inc.	88,500	5,257,785
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	176,186	8,141,555
VF Corp.	223,200	12,008,160
		20,149,715

TOTAL CONSUMER DISCRETIONARY		109,785,512

CONSUMER STAPLES - 12.0%
Beverages - 3.6%
Cott Corp.	268,400	3,540,651
Molson Coors Brewing Co. Class B	321,000	30,427,590
PepsiCo, Inc.	836,800	97,796,816
The Coca-Cola Co.	1,216,700	55,323,349
		187,088,406
Food & Staples Retailing - 1.3%
Kroger Co.	121,000	3,603,380
Wal-Mart Stores, Inc.	820,800	64,514,880
		68,118,260
Food Products - 0.5%
B&G Foods, Inc. Class A	438,900	17,797,395
General Mills, Inc.	132,200	7,501,028
Mondelez International, Inc.	59,700	2,781,423
		28,079,846
Household Products - 2.6%
Kimberly-Clark Corp.	120,400	15,619,492
Procter & Gamble Co.	1,406,458	123,894,885
		139,514,377
Personal Products - 1.7%
Unilever NV (NY Reg.) (d)	1,558,500	88,491,630
Tobacco - 2.3%
British American Tobacco PLC sponsored ADR (d)	1,029,600	74,254,752
Imperial Tobacco Group PLC	583,427	27,279,793
Reynolds American, Inc.	258,200	17,363,950
		118,898,495

TOTAL CONSUMER STAPLES		630,191,014

ENERGY - 3.6%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	117,600	8,183,784
Oil, Gas & Consumable Fuels - 3.4%
Boardwalk Pipeline Partners, LP	461,600	8,341,112
Cenovus Energy, Inc.	665,700	5,938,250
Chevron Corp.	414,800	42,923,504
ConocoPhillips Co.	334,100	14,930,929
Enterprise Products Partners LP	481,300	12,903,653
EQT Midstream Partners LP	62,200	4,587,872
Exxon Mobil Corp.	226,600	18,241,300
Kinder Morgan, Inc.	816,400	15,315,664
Suncor Energy, Inc.	639,300	20,009,330
The Williams Companies, Inc.	736,900	21,075,340
Western Gas Partners LP	263,542	14,687,196
		178,954,150

TOTAL ENERGY		187,137,934

FINANCIALS - 4.4%
Banks - 1.2%
First Hawaiian, Inc.	194,350	5,356,286
JPMorgan Chase & Co.	220,200	18,089,430
PacWest Bancorp	253,700	11,840,179
U.S. Bancorp	356,600	18,147,374
Wells Fargo & Co.	229,400	11,731,516
		65,164,785
Capital Markets - 1.4%
Ares Capital Corp.	257,200	4,282,380
BlackRock, Inc. Class A	94,600	38,714,104
The Blackstone Group LP	634,900	20,875,512
TPG Specialty Lending, Inc. (d)	410,100	8,480,868
		72,352,864
Consumer Finance - 0.2%
Capital One Financial Corp.	113,000	8,691,960
Insurance - 1.6%
Chubb Ltd.	195,600	28,007,964
First American Financial Corp.	365,900	15,923,968
MetLife, Inc.	279,100	14,119,669
Principal Financial Group, Inc.	430,500	27,082,755
		85,134,356

TOTAL FINANCIALS		231,343,965

HEALTH CARE - 7.5%
Biotechnology - 1.6%
Amgen, Inc.	563,750	87,516,550
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co.	36,100	6,831,203
Medtronic PLC	467,700	39,417,756
		46,248,959
Health Care Providers & Services - 0.2%
UnitedHealth Group, Inc.	50,500	8,846,590
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	410,600	22,151,870
Eli Lilly & Co.	376,800	29,981,976
GlaxoSmithKline PLC	1,582,900	34,648,375
GlaxoSmithKline PLC sponsored ADR	184,400	8,156,012
Johnson & Johnson	728,844	93,474,243
Merck & Co., Inc.	73,590	4,791,445
Pfizer, Inc.	1,332,300	43,499,595
Sanofi SA sponsored ADR	337,600	16,741,584
		253,445,100

TOTAL HEALTH CARE		396,057,199

INDUSTRIALS - 2.3%
Aerospace & Defense - 0.1%
United Technologies Corp.	59,500	7,216,160
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	126,900	5,529,033
Electrical Equipment - 0.5%
Eaton Corp. PLC	342,100	26,471,698
Industrial Conglomerates - 0.5%
3M Co.	61,500	12,574,905
General Electric Co.	110,000	3,011,800
Honeywell International, Inc.	87,800	11,676,522
		27,263,227
Machinery - 0.3%
Caterpillar, Inc.	79,200	8,350,056
Pentair PLC	67,200	4,449,984
		12,800,040
Road & Rail - 0.8%
Norfolk Southern Corp.	319,300	39,602,779
Union Pacific Corp.	20,900	2,305,270
		41,908,049

TOTAL INDUSTRIALS		121,188,207

INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 1.9%
Cisco Systems, Inc.	3,129,400	98,669,982
Internet Software & Services - 0.2%
Twitter, Inc. (e)	582,500	10,671,400
IT Services - 0.6%
Amdocs Ltd.	87,400	5,661,772
Paychex, Inc.	397,700	23,555,771
		29,217,543
Semiconductors & Semiconductor Equipment - 3.0%
Intel Corp.	2,294,800	82,865,228
Maxim Integrated Products, Inc.	558,500	26,696,300
Qualcomm, Inc.	888,700	50,895,849
		160,457,377
Software - 3.6%
Microsoft Corp.	2,709,300	189,217,496
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	205,700	31,422,732
HP, Inc.	1,810,200	33,959,352
		65,382,084

TOTAL INFORMATION TECHNOLOGY		553,615,882

MATERIALS - 1.0%
Chemicals - 1.0%
E.I. du Pont de Nemours & Co.	341,100	26,919,612
LyondellBasell Industries NV Class A	300,600	24,204,312
		51,123,924
Containers & Packaging - 0.0%
Graphic Packaging Holding Co.	84,200	1,137,542

TOTAL MATERIALS		52,261,466

REAL ESTATE - 13.0%
Equity Real Estate Investment Trusts (REITs) - 13.0%
Agree Realty Corp.	146,500	6,670,145
American Assets Trust, Inc.	165,500	6,462,775
American Homes 4 Rent Class A	278,200	6,251,154
American Tower Corp.	12,500	1,639,875
Apartment Investment & Management Co. Class A	360,300	15,464,076
AvalonBay Communities, Inc.	176,340	33,723,262
Boston Properties, Inc.	249,496	30,268,855
CareTrust (REIT), Inc.	408,300	7,451,475
Cedar Shopping Centers, Inc.	833,419	4,158,761
Colony NorthStar, Inc.	4	57
CoreSite Realty Corp.	142,900	15,044,512
Corporate Office Properties Trust (SBI)	338,200	11,407,486
Corrections Corp. of America	312,000	8,970,000
DCT Industrial Trust, Inc.	462,375	24,371,786
DDR Corp.	531,500	4,560,270
DiamondRock Hospitality Co.	832,100	9,227,989
Douglas Emmett, Inc.	367,900	13,965,484
Duke Realty Corp.	669,400	19,191,698
Empire State Realty Trust, Inc.	275,900	5,738,720
Equinix, Inc.	99,100	43,704,091
Equity Lifestyle Properties, Inc.	170,437	14,384,883
Equity Residential (SBI)	104,715	6,815,899
Essex Property Trust, Inc.	93,192	23,942,889
Extra Space Storage, Inc.	329,800	25,549,606
Four Corners Property Trust, Inc.	188,300	4,635,946
Gaming & Leisure Properties	199,300	7,316,303
General Growth Properties, Inc.	555,900	12,385,452
Gramercy Property Trust	252,000	7,446,600
Healthcare Realty Trust, Inc.	489,700	16,287,422
Highwoods Properties, Inc. (SBI)	262,500	13,230,000
Host Hotels & Resorts, Inc.	535,997	9,642,586
Hudson Pacific Properties, Inc.	418,300	13,703,508
Mack-Cali Realty Corp.	263,300	7,006,413
Mid-America Apartment Communities, Inc.	245,189	24,994,567
National Retail Properties, Inc.	321,200	12,324,444
Outfront Media, Inc.	335,300	7,661,605
Pennsylvania Real Estate Investment Trust (SBI) (d)	105,600	1,129,920
Prologis, Inc.	250,910	13,935,541
Public Storage	93,299	20,091,940
Sabra Health Care REIT, Inc.	356,674	8,356,872
Simon Property Group, Inc.	201,715	31,114,539
Sunstone Hotel Investors, Inc.	702,700	10,969,147
Taubman Centers, Inc.	96,800	5,919,320
Terreno Realty Corp.	297,153	9,710,960
Urban Edge Properties	690,057	16,450,959
Ventas, Inc.	511,239	33,992,281
VEREIT, Inc.	1,981,300	16,385,351
Vornado Realty Trust	62,900	5,799,380
Washington REIT (SBI)	285,400	9,221,274
Welltower, Inc.	322,196	23,372,098
		682,050,176
Real Estate Management & Development - 0.0%
Invitation Homes, Inc.	150,800	3,245,216

TOTAL REAL ESTATE		685,295,392

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
Verizon Communications, Inc.	2,910,800	135,759,712
UTILITIES - 3.9%
Electric Utilities - 3.9%
Duke Energy Corp.	611,500	52,393,320
Exelon Corp.	816,900	29,661,639
IDACORP, Inc.	284,800	24,863,040
PPL Corp.	903,200	36,046,712
Southern Co.	318,500	16,119,285
Xcel Energy, Inc.	969,900	46,467,909
		205,551,905
TOTAL COMMON STOCKS
(Cost $2,748,691,483)		3,308,188,188

Preferred Stocks - 8.1%
Convertible Preferred Stocks - 4.6%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
William Lyon Homes, Inc. 6.50%	38,500	4,136,055
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
Bunge Ltd. 4.875%	98,300	10,683,981
Post Holdings, Inc.:
3.75%	17,500	3,018,750
5.25%	14,650	2,042,796
Series C 2.50%	51,500	7,808,688
Tyson Foods, Inc. 4.75%	57,200	3,560,700
		27,114,915
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp.:
Series A 5.75%	200	124,875
Series A, 5.75% (a)	12,900	8,054,438
Hess Corp. Series A 8.00%	61,400	3,462,960
Southwestern Energy Co. Series B 6.25%	114,213	1,748,887
		13,391,160
FINANCIALS - 1.6%
Banks - 1.6%
Bank of America Corp. Series L 7.25%	27,065	33,425,275
Wells Fargo & Co. 7.50%	38,389	48,562,085
		81,987,360
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	15,019	5,767,296
Becton, Dickinson & Co. Series A 6.125%	90,000	4,784,400
		10,551,696
Health Care Providers & Services - 0.4%
Anthem, Inc. 5.25%	376,400	19,407,184
Envision Healthcare Corp. Series A 5.25%	21,300	2,185,380
		21,592,564
Pharmaceuticals - 0.3%
Allergan PLC 5.50%	16,515	13,170,713
TOTAL HEALTH CARE		45,314,973
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
Arconic, Inc. 5.375%	117,429	5,054,144
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	91,963	6,299,466
Machinery - 0.1%
Rexnord Corp. Series A 5.75%	49,400	2,622,646
Stanley Black & Decker, Inc. 5.375%	15,000	1,561,950
		4,184,596
TOTAL INDUSTRIALS		15,538,206
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp. 5.50%	15,000	1,790,625
Welltower, Inc. Series I, 6.50%	49,800	3,230,775
		5,021,400
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. Series A 5.50%	237,800	25,986,784
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 5.375%	168,000	4,851,000
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 2.00% ZENS	257,575	18,481,006
TOTAL UTILITIES		23,332,006

TOTAL CONVERTIBLE PREFERRED STOCKS		241,822,859

Nonconvertible Preferred Stocks - 3.5%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Comcast Corp.	114,589	2,927,749
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
NuStar Logistics LP 7.625%	94,917	2,435,570
FINANCIALS - 2.3%
Banks - 1.9%
BB&T Corp.:
5.625%	455,125	11,883,314
5.85%	302,439	7,669,853
Series E, 5.625%	242,899	6,121,055
Series F 5.20%	208,892	5,232,745
Series G 5.20%	142,185	3,590,171
JPMorgan Chase & Co.:
Series AA 6.10%	88,785	2,403,410
Series BB 6.15%	116,378	3,141,042
Series Y, 6.125%	188,040	5,060,156
PNC Financial Services Group, Inc. Series P, 6.125%	188,186	5,585,360
SunTrust Banks, Inc. Series E, 5.875%	627,436	16,012,167
U.S. Bancorp:
Series A, 3.50%	15,865	14,032,117
Series B, 3.50%	71,456	1,719,231
Wells Fargo & Co.:
Series P, 5.25%	175,000	4,427,500
Series X, 5.50%	420,742	10,564,832
		97,442,953
Capital Markets - 0.2%
Morgan Stanley Series K, 5.85%	160,000	4,265,600
Northern Trust Corp. Series C, 5.85%	163,297	4,474,338
State Street Corp. 6.00%	115,401	3,082,361
		11,822,299
Diversified Financial Services - 0.1%
General Electric Capital Corp.:
4.70%	118,294	2,979,826
4.875%	59,722	1,505,592
4.875%	69,744	1,764,523
		6,249,941
Insurance - 0.0%
Allstate Corp. Series F 6.25%	11,869	327,347
Mortgage Real Estate Investment Trusts - 0.1%
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	93,061	2,507,994
TOTAL FINANCIALS		118,350,534
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Public Storage:
Series C, 5.125%	39,299	992,693
Series E, 4.90%	378,535	9,099,981
Series S, 5.90%	113,376	2,870,680
Series V, 5.375%	218,249	5,502,057
Series W, 5.20%	147,839	3,724,064
Sabra Health Care REIT, Inc. Series A, 7.125%	323,765	8,366,088
Vornado Realty Trust Series L, 5.40%	101,357	2,557,237
		33,112,800
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%	123,462	3,092,723
TOTAL REAL ESTATE		36,205,523
UTILITIES - 0.4%
Electric Utilities - 0.4%
Gulf Power Co. 5.60%	30,000	3,090,627
NextEra Energy Capital Holdings, Inc. Series I, 5.125%	226,007	5,618,534
Southern Co. 6.25%	390,053	10,391,012
		19,100,173
Multi-Utilities - 0.0%
SCE Trust IV 5.375%	103,838	2,959,383
TOTAL UTILITIES		22,059,556

TOTAL NONCONVERTIBLE PREFERRED STOCKS		181,978,932

TOTAL PREFERRED STOCKS
(Cost $370,841,887)		423,801,791

Investment Companies - 1.2%
iShares S&P U.S. Preferred Stock Index ETF
(Cost $63,167,648)	1,657,400	64,704,896
	Principal Amount	Value

Bank Loan Obligations - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Delta 2 SARL Tranche B, term loan 4.5677% 2/1/24 (b)	10,270,000	10,278,216
Internet & Direct Marketing Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 6.1468% 12/16/23 (b)	5,825,424	5,649,613

TOTAL CONSUMER DISCRETIONARY		15,927,829

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.75% 2/3/24 (b)	4,675,000	4,665,276
TOTAL BANK LOAN OBLIGATIONS
(Cost $20,491,679)		20,593,105

Preferred Securities - 5.9%
FINANCIALS - 4.6%
Banks - 4.4%
Bank of America Corp.:
6.1% (b)(f)	1,895,000	2,058,629
6.5% (b)(f)	4,000,000	4,452,705
Barclays PLC 8.25% (b)(f)	6,800,000	7,377,908
Citigroup, Inc.:
5.9% (b)(f)	5,000,000	5,392,631
5.95% (b)(f)	5,000,000	5,358,988
6.25% (b)(f)	6,500,000	7,212,082
First Tennessee Bank NA 3.75% (a)	12,500	8,870,313
JPMorgan Chase & Co.:
5% (b)(f)	20,000,000	20,767,127
5.15% (b)(f)	11,750,000	11,996,025
5.3% (b)(f)	8,500,000	8,883,475
6% (b)(f)	4,000,000	4,332,078
6.1% (b)(f)	8,250,000	8,962,938
6.125% (b)(f)	4,000,000	4,331,421
6.75% (b)(f)	13,500,000	15,592,320
7.9% (b)(f)	29,315,000	30,625,589
Mellon Capital IV 4% (b)(f)	6,417,000	5,682,966
Royal Bank of Scotland Group PLC 8.625% (b)(f)	4,395,000	4,877,420
SunTrust Preferred Capital I 4% (b)(f)	9,366,000	8,135,488
USB Capital IX 3.5% (b)(f)	16,026,000	13,855,590
USB Realty Corp. 2.3054% (a)(b)(f)	7,000,000	6,181,069
Wachovia Capital Trust III 5.5698% (b)(f)	5,091,000	5,175,347
Wells Fargo & Co.:
5.875% (b)(f)	16,000,000	17,993,846
5.9% (b)(f)	12,000,000	13,061,769
7.98% (b)(f)	11,855,000	12,511,934
		233,689,658
Capital Markets - 0.1%
Goldman Sachs Capital II 4% (b)(f)	4,694,000	4,087,170
Insurance - 0.1%
MetLife, Inc. 5.25% (b)(f)	5,000,000	5,314,904

TOTAL FINANCIALS		243,091,732

INDUSTRIALS - 1.3%
Industrial Conglomerates - 1.3%
General Electric Co. 5% (b)(f)	61,567,000	66,373,962
TOTAL PREFERRED SECURITIES
(Cost $289,987,290)		309,465,694
	Shares	Value

Money Market Funds - 7.3%
Fidelity Cash Central Fund, 0.86% (g)	244,105,199	244,154,020
Fidelity Securities Lending Cash Central Fund 0.87% (g)(h)	140,901,830	140,915,920
TOTAL MONEY MARKET FUNDS
(Cost $385,065,823)		385,069,940
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $4,684,979,934)		5,368,762,472
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(110,313,456)
NET ASSETS - 100%		$5,258,449,016

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $317,290,596 or 6.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (d) Security or a portion of the security is on loan at period end.

 (e) Non-income producing

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$755,611
Fidelity Securities Lending Cash Central Fund	479,749
Total	$1,235,360

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$116,849,316	$112,713,261	$4,136,055	$--
Consumer Staples	657,305,929	630,191,014	27,114,915	--
Energy	202,964,664	189,573,504	13,391,160	--
Financials	431,681,859	349,694,499	81,987,360	--
Health Care	441,372,172	361,408,824	79,963,348	--
Industrials	136,726,413	121,188,207	15,538,206	--
Information Technology	553,615,882	553,615,882	--	--
Materials	52,261,466	52,261,466	--	--
Real Estate	726,522,315	721,500,915	5,021,400	--
Telecommunication Services	161,746,496	135,759,712	25,986,784	--
Utilities	250,943,467	224,520,834	26,422,633	--
Corporate Bonds	856,938,858	--	856,938,858	--
Investment Companies	64,704,896	64,704,896	--	--
Bank Loan Obligations	20,593,105	--	20,593,105	--
Preferred Securities	309,465,694	--	309,465,694	--
Money Market Funds	385,069,940	385,069,940	--	--
Total Investments in Securities:	$5,368,762,472	$3,902,202,954	$1,466,559,518	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$164,860,416
Level 2 to Level 1	$9,228,373

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	3.1%
BBB	4.8%
BB	5.3%
B	4.6%
CCC,CC,C	1.1%
Not Rated	3.7%
Equities	72.2%
Short-Term Investments and Net Other Assets	5.2%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $138,915,001) — See accompanying schedule: Unaffiliated issuers (cost $4,299,914,111)	$4,983,692,532
Fidelity Central Funds (cost $385,065,823)	385,069,940
Total Investments (cost $4,684,979,934)		$5,368,762,472
Cash		1,150,399
Receivable for investments sold		26,256,544
Receivable for fund shares sold		5,218,806
Dividends receivable		13,282,232
Interest receivable		7,141,461
Distributions receivable from Fidelity Central Funds		336,804
Prepaid expenses		1,526
Other receivables		65,830
Total assets		5,422,216,074
Liabilities
Payable for investments purchased	$12,459,873
Payable for fund shares redeemed	6,502,037
Accrued management fee	2,381,558
Distribution and service plan fees payable	588,693
Other affiliated payables	855,895
Other payables and accrued expenses	61,837
Collateral on securities loaned	140,917,165
Total liabilities		163,767,058
Net Assets		$5,258,449,016
Net Assets consist of:
Paid in capital		$4,445,866,130
Undistributed net investment income		35,811,312
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		93,009,688
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		683,761,886
Net Assets		$5,258,449,016
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($615,339,568 ÷ 40,472,408 shares)		$15.20
Maximum offering price per share (100/94.25 of $15.20)		$16.13
Class M:
Net Asset Value and redemption price per share ($260,764,226 ÷ 17,163,787 shares)		$15.19
Maximum offering price per share (100/96.50 of $15.19)		$15.74
Class C:
Net Asset Value and offering price per share ($426,343,731 ÷ 28,189,371 shares)(a)		$15.12
Strategic Dividend and Income:
Net Asset Value, offering price and redemption price per share ($3,340,408,539 ÷ 218,437,698 shares)		$15.29
Class I:
Net Asset Value, offering price and redemption price per share ($615,592,952 ÷ 40,346,434 shares)		$15.26

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$77,126,938
Interest		15,950,409
Income from Fidelity Central Funds		1,235,360
Total income		94,312,707
Expenses
Management fee	$14,519,744
Transfer agent fees	4,618,934
Distribution and service plan fees	3,563,165
Accounting and security lending fees	550,004
Custodian fees and expenses	42,679
Independent trustees' fees and expenses	10,213
Registration fees	98,416
Audit	46,298
Legal	11,398
Miscellaneous	23,462
Total expenses before reductions	23,484,313
Expense reductions	(197,124)	23,287,189
Net investment income (loss)		71,025,518
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	130,870,893
Fidelity Central Funds	35,165
Foreign currency transactions	114,861
Total net realized gain (loss)		131,020,919
Change in net unrealized appreciation (depreciation) on: Investment securities	186,162,347
Assets and liabilities in foreign currencies	7,151
Total change in net unrealized appreciation (depreciation)		186,169,498
Net gain (loss)		317,190,417
Net increase (decrease) in net assets resulting from operations		$388,215,935

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,025,518	$128,962,333
Net realized gain (loss)	131,020,919	87,033,587
Change in net unrealized appreciation (depreciation)	186,169,498	179,314,539
Net increase (decrease) in net assets resulting from operations	388,215,935	395,310,459
Distributions to shareholders from net investment income	(79,163,200)	(117,058,628)
Distributions to shareholders from net realized gain	(105,105,051)	(86,771,023)
Total distributions	(184,268,251)	(203,829,651)
Share transactions - net increase (decrease)	(8,879,284)	501,956,118
Total increase (decrease) in net assets	195,068,400	693,436,926
Net Assets
Beginning of period	5,063,380,616	4,369,943,690
End of period	$5,258,449,016	$5,063,380,616
Other Information
Undistributed net investment income end of period	$35,811,312	$43,948,994

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.63	$14.04	$15.46	$14.02	$12.24	$10.77
Income from Investment Operations
Net investment income (loss)A	.19	.38	.35	.39B	.31	.31
Net realized and unrealized gain (loss)	.89	.84	(.51)	1.60	1.77	1.45
Total from investment operations	1.08	1.22	(.16)	1.99	2.08	1.76
Distributions from net investment income	(.21)	(.35)	(.35)	(.34)C	(.30)	(.29)
Distributions from net realized gain	(.30)	(.28)	(.91)	(.21)C	–	–
Total distributions	(.51)	(.63)	(1.26)	(.55)	(.30)	(.29)
Net asset value, end of period	$15.20	$14.63	$14.04	$15.46	$14.02	$12.24
Total ReturnD,E,F	7.56%	9.07%	(.95)%	14.63%	17.17%	16.47%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.01%I	1.02%	1.03%	1.03%	1.05%	1.09%
Expenses net of fee waivers, if any	1.01%I	1.02%	1.02%	1.03%	1.05%	1.09%
Expenses net of all reductions	1.01%I	1.02%	1.02%	1.02%	1.04%	1.09%
Net investment income (loss)	2.54%I	2.67%	2.43%	2.68%B	2.28%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$615,340	$701,171	$632,817	$648,239	$530,203	$353,726
Portfolio turnover rateJ	71%I	60%	55%	58%	64%	50%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.30%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class M

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.62	$14.03	$15.45	$14.02	$12.24	$10.77
Income from Investment Operations
Net investment income (loss)A	.17	.34	.31	.35B	.27	.28
Net realized and unrealized gain (loss)	.90	.84	(.50)	1.60	1.77	1.44
Total from investment operations	1.07	1.18	(.19)	1.95	2.04	1.72
Distributions from net investment income	(.20)	(.31)	(.31)	(.31)C	(.26)	(.25)
Distributions from net realized gain	(.30)	(.28)	(.91)	(.21)C	–	–
Total distributions	(.50)	(.59)	(1.23)D	(.52)	(.26)	(.25)
Net asset value, end of period	$15.19	$14.62	$14.03	$15.45	$14.02	$12.24
Total ReturnE,F,G	7.45%	8.80%	(1.22)%	14.28%	16.86%	16.16%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.27%J	1.27%	1.28%	1.28%	1.31%	1.35%
Expenses net of fee waivers, if any	1.26%J	1.27%	1.28%	1.28%	1.31%	1.35%
Expenses net of all reductions	1.26%J	1.27%	1.27%	1.28%	1.30%	1.35%
Net investment income (loss)	2.29%J	2.41%	2.18%	2.42%B	2.02%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$260,764	$251,600	$223,424	$226,563	$174,568	$123,395
Portfolio turnover rateK	71%J	60%	55%	58%	64%	50%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.05%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.23 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.914 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.56	$13.98	$15.39	$13.97	$12.20	$10.75
Income from Investment Operations
Net investment income (loss)A	.13	.27	.24	.28B	.20	.22
Net realized and unrealized gain (loss)	.89	.83	(.50)	1.59	1.77	1.44
Total from investment operations	1.02	1.10	(.26)	1.87	1.97	1.66
Distributions from net investment income	(.16)	(.24)	(.24)	(.24)C	(.20)	(.21)
Distributions from net realized gain	(.30)	(.28)	(.91)	(.21)C	–	–
Total distributions	(.46)	(.52)	(1.15)	(.45)	(.20)	(.21)
Net asset value, end of period	$15.12	$14.56	$13.98	$15.39	$13.97	$12.20
Total ReturnD,E,F	7.14%	8.22%	(1.65)%	13.72%	16.31%	15.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.77%I	1.78%	1.78%	1.79%	1.81%	1.84%
Expenses net of fee waivers, if any	1.77%I	1.78%	1.78%	1.79%	1.81%	1.84%
Expenses net of all reductions	1.76%I	1.77%	1.78%	1.78%	1.80%	1.84%
Net investment income (loss)	1.79%I	1.91%	1.67%	1.92%B	1.53%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$426,344	$392,853	$348,111	$351,654	$253,825	$140,428
Portfolio turnover rateJ	71%I	60%	55%	58%	64%	50%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.72	$14.12	$15.54	$14.09	$12.30	$10.82
Income from Investment Operations
Net investment income (loss)A	.21	.42	.39	.43B	.34	.34
Net realized and unrealized gain (loss)	.90	.85	(.51)	1.61	1.78	1.45
Total from investment operations	1.11	1.27	(.12)	2.04	2.12	1.79
Distributions from net investment income	(.24)	(.39)	(.39)	(.38)C	(.33)	(.31)
Distributions from net realized gain	(.30)	(.28)	(.91)	(.21)C	–	–
Total distributions	(.54)	(.67)	(1.30)	(.59)	(.33)	(.31)
Net asset value, end of period	$15.29	$14.72	$14.12	$15.54	$14.09	$12.30
Total ReturnD,E	7.68%	9.39%	(.68)%	14.93%	17.48%	16.77%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%H	.75%	.76%	.74%	.77%	.81%
Expenses net of fee waivers, if any	.74%H	.75%	.75%	.74%	.77%	.81%
Expenses net of all reductions	.74%H	.75%	.75%	.74%	.76%	.80%
Net investment income (loss)	2.81%H	2.94%	2.70%	2.96%B	2.56%	2.89%
Supplemental Data
Net assets, end of period (000 omitted)	$3,340,409	$3,314,523	$2,833,413	$2,920,815	$2,581,720	$2,190,089
Portfolio turnover rateI	71%H	60%	55%	58%	64%	50%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.69	$14.09	$15.51	$14.07	$12.28	$10.80
Income from Investment Operations
Net investment income (loss)A	.21	.42	.39	.43B	.34	.34
Net realized and unrealized gain (loss)	.90	.85	(.51)	1.60	1.78	1.46
Total from investment operations	1.11	1.27	(.12)	2.03	2.12	1.80
Distributions from net investment income	(.24)	(.38)	(.39)	(.38)C	(.33)	(.32)
Distributions from net realized gain	(.30)	(.28)	(.91)	(.21)C	–	–
Total distributions	(.54)	(.67)D	(1.30)	(.59)	(.33)	(.32)
Net asset value, end of period	$15.26	$14.69	$14.09	$15.51	$14.07	$12.28
Total ReturnE,F	7.70%	9.39%	(.69)%	14.87%	17.50%	16.83%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.76%	.77%	.76%	.78%	.81%
Expenses net of fee waivers, if any	.75%I	.76%	.77%	.76%	.78%	.81%
Expenses net of all reductions	.75%I	.76%	.76%	.76%	.77%	.81%
Net investment income (loss)	2.80%I	2.93%	2.69%	2.94%B	2.55%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$615,593	$403,233	$327,167	$335,756	$245,756	$153,453
Portfolio turnover rateJ	71%I	60%	55%	58%	64%	50%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.57%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.67 per share is comprised of distributions from net investment income of $.384 and distributions from net realized gain of $.281 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Strategic Dividend & Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period December 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, contingent interest, partnerships, equity-debt classifications, certain conversion ratio adjustments and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$756,578,390
Gross unrealized depreciation	(73,486,883)
Net unrealized appreciation (depreciation) on securities	$683,091,507
Tax cost	$4,685,670,965

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2019. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,779,439,214 and $1,942,775,776, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$834,084	$22,373
Class M	.25%	.25%	652,628	–
Class C	.75%	.25%	2,076,453	344,771
			$3,563,165	$367,144

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$170,153
Class M	32,489
Class C(a)	25,266
$227,908

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$620,933.19
Class M	247,372.19
Class C	399,076.19
Strategic Dividend and Income	2,887,077.17
Class I	464,476.18
	$4,618,934

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $25,506 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,891 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $479,749. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $169,724 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,119.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $23,281.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Class A	$9,605,188	$15,935,890
Class M	3,395,479	5,084,034
Class B	–	47,028
Class C	4,374,094	6,126,668
Strategic Dividend and Income	54,036,062	80,423,776
Class I	7,752,377	9,441,232
Total	$79,163,200	$117,058,628
From net realized gain
Class A	$14,530,989	$12,558,382
Class M	5,209,880	4,467,285
Class B	–	99,856
Class C	8,220,162	6,996,757
Strategic Dividend and Income	68,554,017	56,103,282
Class I	8,590,003	6,545,461
Total	$105,105,051	$86,771,023

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017	Year ended November 30, 2016	Six months ended May 31, 2017	Year ended November 30, 2016
Class A
Shares sold	5,577,910	11,635,272	$83,113,532	$165,492,144
Reinvestment of distributions	1,585,697	1,999,827	23,198,357	27,268,992
Shares redeemed	(14,610,780)	(10,790,546)	(219,290,700)	(152,038,712)
Net increase (decrease)	(7,447,173)	2,844,553	$(112,978,811)	$40,722,424
Class M
Shares sold	2,209,763	4,350,241	$32,869,553	$61,879,594
Reinvestment of distributions	569,481	669,422	8,334,223	9,114,081
Shares redeemed	(2,819,379)	(3,736,898)	(42,063,639)	(52,477,319)
Net increase (decrease)	(40,135)	1,282,765	$(859,863)	$18,516,356
Class B
Shares sold	–	10,002	$–	$139,578
Reinvestment of distributions	–	10,287	–	137,456
Shares redeemed	–	(377,164)	–	(5,295,329)
Net increase (decrease)	–	(356,875)	$–	$(5,018,295)
Class C
Shares sold	3,328,226	6,603,591	$49,256,531	$93,784,646
Reinvestment of distributions	813,579	904,709	11,857,548	12,223,063
Shares redeemed	(2,932,295)	(5,437,756)	(43,462,087)	(75,861,074)
Net increase (decrease)	1,209,510	2,070,544	$17,651,992	$30,146,635
Strategic Dividend and Income
Shares sold	26,100,677	58,991,319	$389,426,716	$845,778,576
Reinvestment of distributions	7,567,445	8,988,261	111,437,396	123,515,842
Shares redeemed	(40,445,679)	(43,453,423)	(607,662,159)	(612,817,608)
Net increase (decrease)	(6,777,557)	24,526,157	$(106,798,047)	$356,476,810
Class I
Shares sold	16,870,299	12,150,558	$253,850,089	$172,486,049
Reinvestment of distributions	999,003	1,013,847	14,703,791	13,912,804
Shares redeemed	(4,977,941)	(8,929,278)	(74,448,435)	(125,286,665)
Net increase (decrease)	12,891,361	4,235,127	$194,105,445	$61,112,188

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Class A	1.01%
Actual		$1,000.00	$1,075.60	$5.23
Hypothetical-C		$1,000.00	$1,019.90	$5.09
Class M	1.26%
Actual		$1,000.00	$1,074.50	$6.52
Hypothetical-C		$1,000.00	$1,018.65	$6.34
Class C	1.77%
Actual		$1,000.00	$1,071.40	$9.14
Hypothetical-C		$1,000.00	$1,016.11	$8.90
Strategic Dividend and Income	.74%
Actual		$1,000.00	$1,076.80	$3.83
Hypothetical-C		$1,000.00	$1,021.24	$3.73
Class I	.75%
Actual		$1,000.00	$1,077.00	$3.88
Hypothetical-C		$1,000.00	$1,021.19	$3.78

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ASDI-SANN-0717
1.802375.113

Fidelity® Strategic Dividend & Income® Fund Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Investments as of May 31, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.6	3.3
Verizon Communications, Inc.	2.6	0.6
Procter & Gamble Co.	2.3	1.7
Cisco Systems, Inc.	1.9	1.8
PepsiCo, Inc.	1.9	1.3
Johnson & Johnson	1.8	2.6
Unilever NV (NY Reg.)	1.7	0.2
Amgen, Inc.	1.6	1.1
Intel Corp.	1.6	0.4
British American Tobacco PLC sponsored ADR	1.4	0.5
	20.4

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.3	15.4
Financials	16.1	16.4
Real Estate	14.0	15.6
Consumer Staples	13.7	9.1
Health Care	9.3	10.6

Asset Allocation (% of fund's net assets)

As of May 31, 2017*
Common Stocks	62.9%
Preferred Stocks	8.1%
Convertible Bonds	10.3%
Other Investments	13.5%
Short-Term Investments and Net Other Assets (Liabilities)	5.2%

 * Foreign investments - 9.9%

As of November 30, 2016*
Common Stocks	64.3%
Preferred Stocks	7.6%
Convertible Bonds	9.2%
Other Investments	14.3%
Short-Term Investments and Net Other Assets (Liabilities)	4.6%

 * Foreign investments - 7.8%

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 16.3%
	Principal Amount	Value
Convertible Bonds - 10.3%
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.2%
Tesla, Inc.:
1.25% 3/1/21	$4,750,000	$5,222,031
2.375% 3/15/22	3,600,000	4,270,500
		9,492,531
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21	2,176,000	2,771,680
Household Durables - 0.2%
M/I Homes, Inc. 3% 3/1/18	3,450,000	3,540,563
Toll Brothers Finance Corp. 0.5% 9/15/32	5,510,000	5,479,006
		9,019,569
Internet & Direct Marketing Retail - 0.1%
Priceline Group, Inc. 0.35% 6/15/20	5,420,000	7,984,338
Media - 1.5%
DISH Network Corp.:
2.375% 3/15/24 (a)	19,445,000	20,332,178
3.375% 8/15/26 (a)	10,196,000	12,394,513
Liberty Media Corp.:
1% 1/30/23 (a)	13,390,000	14,678,788
1.375% 10/15/23	13,760,000	16,097,824
3.5% 1/15/31	22,313,000	12,083,270
Live Nation Entertainment, Inc. 2.5% 5/15/19	4,500,000	5,118,750
		80,705,323
TOTAL CONSUMER DISCRETIONARY		109,973,441
CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Vector Group Ltd. 7.5% 1/15/19 (b)	7,553,000	11,056,874
ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Ensco Jersey Finance Ltd. 3% 1/31/24 (a)	3,750,000	3,159,375
Weatherford International Ltd. 5.875% 7/1/21	3,865,000	4,265,994
		7,425,369
Oil, Gas & Consumable Fuels - 0.7%
Chesapeake Energy Corp. 5.5% 9/15/26 (a)	14,365,000	13,853,247
Oasis Petroleum, Inc. 2.625% 9/15/23	1,150,000	1,252,781
Scorpio Tankers, Inc. 2.375% 7/1/19 (a)	22,040,000	19,477,850
SM Energy Co. 1.5% 7/1/21	2,850,000	2,621,627
		37,205,505
TOTAL ENERGY		44,630,874
FINANCIALS - 0.1%
Insurance - 0.1%
FNF Group 4.25% 8/15/18	1,450,000	3,472,750
HEALTH CARE - 0.9%
Biotechnology - 0.2%
AMAG Pharmaceuticals, Inc. 2.5% 2/15/19	2,630,000	2,626,713
BioMarin Pharmaceutical, Inc. 1.5% 10/15/20	6,000,000	7,031,250
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18	2,350,000	2,329,438
		11,987,401
Health Care Equipment & Supplies - 0.2%
DexCom, Inc. 0.75% 5/15/22 (a)	2,600,000	2,535,000
Hologic, Inc. 2% 3/1/42 (c)	4,350,000	6,168,844
		8,703,844
Health Care Providers & Services - 0.2%
HealthSouth Corp. 2% 12/1/43	7,219,000	9,113,988
Life Sciences Tools & Services - 0.0%
Albany Molecular Research, Inc. 2.25% 11/15/18	1,900,000	2,548,375
Pharmaceuticals - 0.3%
ANI Pharmaceuticals, Inc. 3% 12/1/19	3,390,000	3,493,819
Dermira, Inc. 3% 5/15/22 (a)	900,000	957,375
Horizon Pharma Investment Ltd. 2.5% 3/15/22	2,860,000	2,402,400
Jazz Investments I Ltd. 1.875% 8/15/21	4,480,000	4,754,400
Theravance Biopharma, Inc. 3.25% 11/1/23	1,700,000	2,152,625
		13,760,619
TOTAL HEALTH CARE		46,114,227
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23 (a)	5,100,000	5,526,819
Electrical Equipment - 0.1%
General Cable Corp. 4.5% 11/15/29 (c)	5,050,000	3,809,594
Machinery - 0.2%
Greenbrier Companies, Inc. 2.875% 2/1/24 (a)	2,640,000	2,775,300
Navistar International Corp. New 4.75% 4/15/19	7,020,000	6,809,400
Trinity Industries, Inc. 3.875% 6/1/36	3,800,000	4,476,875
		14,061,575
TOTAL INDUSTRIALS		23,397,988
INFORMATION TECHNOLOGY - 5.2%
Communications Equipment - 1.0%
Brocade Communications Systems, Inc. 1.375% 1/1/20	20,030,000	20,305,413
Ciena Corp. 0.875% 6/15/17	9,500,000	9,488,125
InterDigital, Inc. 1.5% 3/1/20	5,185,000	6,461,806
Liberty Interactive LLC 1.75% 9/30/46 (a)	8,270,000	9,619,044
Lumentum Holdings, Inc. 0.25% 3/15/24 (a)	6,010,000	7,001,650
		52,876,038
Electronic Equipment & Components - 0.1%
OSI Systems, Inc. 1.25% 9/1/22 (a)	4,550,000	4,547,156
Internet Software & Services - 1.7%
Carbonite, Inc. 2.5% 4/1/22 (a)	2,780,000	2,839,075
Gogo, Inc. 3.75% 3/1/20	6,950,000	6,324,500
Pandora Media, Inc. 1.75% 12/1/20	1,340,000	1,244,525
Twitter, Inc.:
0.25% 9/15/19	13,790,000	13,014,313
1% 9/15/21	27,258,000	24,992,179
VeriSign, Inc. 4.452% 8/15/37 (b)	7,725,000	20,413,313
Web.com Group, Inc. 1% 8/15/18	2,150,000	2,123,125
WebMD Health Corp. 1.5% 12/1/20	4,050,000	4,994,156
Yahoo!, Inc. 0% 12/1/18	10,200,000	10,863,000
		86,808,186
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. 2.125% 9/1/26	1,700,000	2,720,000
Cypress Semiconductor Corp. 4.5% 1/15/22 (a)	1,950,000	2,397,281
Intel Corp. 3.25% 8/1/39	8,860,000	15,538,225
Microchip Technology, Inc.:
1.625% 2/15/25	1,450,000	2,344,469
1.625% 2/15/27 (a)	17,430,000	19,227,469
Micron Technology, Inc.:
2.125% 2/15/33	1,850,000	5,234,344
3% 11/15/43	5,500,000	6,300,938
Novellus Systems, Inc. 2.625% 5/15/41	425,000	1,949,688
NXP Semiconductors NV 1% 12/1/19	3,820,000	4,567,288
ON Semiconductor Corp. 1.625% 10/15/23 (a)	5,650,000	5,847,750
Teradyne, Inc. 1.25% 12/15/23 (a)	1,840,000	2,331,050
		68,458,502
Software - 1.1%
BroadSoft, Inc. 1% 9/1/22	1,400,000	1,666,000
Citrix Systems, Inc. 0.5% 4/15/19	3,550,000	4,375,375
FireEye, Inc. 1.625% 6/1/35	9,260,000	8,403,450
Nice Systems, Inc. 1.25% 1/15/24 (a)	3,930,000	4,386,863
Nuance Communications, Inc.:
1% 12/15/35	6,900,000	6,710,250
1.25% 4/1/25 (a)	6,000,000	6,255,000
2.75% 11/1/31	11,780,000	11,838,900
Salesforce.com, Inc. 0.25% 4/1/18	7,730,000	10,522,463
Take-Two Interactive Software, Inc. 1% 7/1/18	400,000	1,425,500
Workday, Inc. 1.5% 7/15/20	1,680,000	2,274,871
		57,858,672
TOTAL INFORMATION TECHNOLOGY		270,548,554
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Extra Space Storage LP 3.125% 10/1/35 (a)	10,600,000	11,057,125
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (a)	11,800,000	12,162,260
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (a)	7,160,000	7,213,986

TOTAL CONVERTIBLE BONDS		539,628,079

Nonconvertible Bonds - 6.0%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.2%
Yum! Brands, Inc. 6.875% 11/15/37	10,960,000	11,562,800
Media - 0.4%
Altice SA 7.625% 2/15/25 (a)	4,430,000	4,834,238
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/1/27 (a)	15,245,000	15,616,597
		20,450,835
TOTAL CONSUMER DISCRETIONARY		32,013,635
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (a)	8,204,000	8,491,140
Albertsons, Inc. 7.45% 8/1/29	15,415,000	14,836,938
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	16,740,000	14,061,600
		37,389,678
Tobacco - 0.2%
Vector Group Ltd. 6.125% 2/1/25 (a)	7,940,000	8,257,600
TOTAL CONSUMER STAPLES		45,647,278
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. 4.1% 3/15/22	5,790,000	5,355,750
FINANCIALS - 3.1%
Banks - 1.7%
Corestates Capital II 1.8084% 1/15/27 (a)(b)	6,110,000	5,773,950
Corestates Capital III 1.7518% 2/15/27 (a)(b)	13,304,000	12,439,240
Fleet Capital Trust V 2.1518% 12/18/28(b)	5,500,000	5,197,500
Nationsbank Capital Trust III 1.7084% 1/15/27 (b)	6,289,000	5,903,799
NTC Capital II 1.7484% 4/15/27 (b)	9,080,000	8,493,096
PNC Capital Trust C 1.6246% 6/1/28 (b)	16,555,000	15,623,781
SunTrust Capital I 1.85% 5/15/27 (b)	7,221,000	6,643,320
SunTrust Capital III 1.7812% 3/15/28 (b)	13,140,000	12,170,925
Wachovia Capital Trust II 1.6584% 1/15/27 (b)	18,378,000	17,183,430
		89,429,041
Capital Markets - 1.0%
Chase Capital II 1.6696% 2/1/27 (b)	4,650,000	4,400,063
Chase Capital III 1.6046% 3/1/27 (b)	4,500,000	4,252,500
Chase Capital Trust VI 1.7946% 8/1/28 (b)	4,500,000	4,252,500
JPMorgan Chase Capital XXIII 2.1818% 5/15/47 (b)	14,500,000	13,539,375
State Street Capital Trust I 1.7418% 5/15/28 (b)	15,812,000	14,768,408
State Street Capital Trust IV 2.1312% 6/1/77 (b)	9,598,000	8,902,145
		50,114,991
Diversified Financial Services - 0.2%
ILFC E-Capital Trust I 4.66% 12/21/65 (a)(b)	13,000,000	12,480,000
Thrifts & Mortgage Finance - 0.2%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	8,075,000	8,828,721
TOTAL FINANCIALS		160,852,753
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
HCA Holdings, Inc. 5.25% 6/15/26	1,815,000	1,971,635
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20	3,330,000	3,450,713
Machinery - 0.0%
Navistar International Corp. New 8.25% 11/1/21	3,000,000	3,035,610
TOTAL INDUSTRIALS		6,486,323
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.3%
Lucent Technologies, Inc.:
6.45% 3/15/29	11,685,000	13,671,450
6.5% 1/15/28	1,685,000	1,963,025
		15,634,475
Software - 0.3%
Dell, Inc. 5.4% 9/10/40	15,000,000	13,275,000
TOTAL INFORMATION TECHNOLOGY		28,909,475
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
Sprint Capital Corp. 8.75% 3/15/32	12,550,000	15,820,844
Wireless Telecommunication Services - 0.2%
Neptune Finco Corp. 10.125% 1/15/23 (a)	11,015,000	12,825,536
TOTAL TELECOMMUNICATION SERVICES		28,646,380
UTILITIES - 0.1%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings, Inc. 3.2151% 10/1/66 (b)	4,950,000	4,628,250
Multi-Utilities - 0.0%
Wisconsin Energy Corp. 3.2943% 5/15/67 (b)	3,000,000	2,799,300
TOTAL UTILITIES		7,427,550

TOTAL NONCONVERTIBLE BONDS		317,310,779

TOTAL CORPORATE BONDS
(Cost $806,734,124)		856,938,858
	Shares	Value

Common Stocks - 62.9%
CONSUMER DISCRETIONARY - 2.1%
Hotels, Restaurants & Leisure - 1.3%
Cedar Fair LP (depositary unit)	83,700	5,944,374
Darden Restaurants, Inc.	258,300	22,970,619
Marriott International, Inc. Class A	89,800	9,666,970
McDonald's Corp.	195,000	29,423,550
		68,005,513
Media - 0.2%
Nexstar Broadcasting Group, Inc. Class A	58,800	3,363,360
Viacom, Inc. Class B (non-vtg.)	143,600	4,995,844
		8,359,204
Multiline Retail - 0.1%
Target Corp.	145,300	8,013,295
Specialty Retail - 0.1%
Foot Locker, Inc.	88,500	5,257,785
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	176,186	8,141,555
VF Corp.	223,200	12,008,160
		20,149,715

TOTAL CONSUMER DISCRETIONARY		109,785,512

CONSUMER STAPLES - 12.0%
Beverages - 3.6%
Cott Corp.	268,400	3,540,651
Molson Coors Brewing Co. Class B	321,000	30,427,590
PepsiCo, Inc.	836,800	97,796,816
The Coca-Cola Co.	1,216,700	55,323,349
		187,088,406
Food & Staples Retailing - 1.3%
Kroger Co.	121,000	3,603,380
Wal-Mart Stores, Inc.	820,800	64,514,880
		68,118,260
Food Products - 0.5%
B&G Foods, Inc. Class A	438,900	17,797,395
General Mills, Inc.	132,200	7,501,028
Mondelez International, Inc.	59,700	2,781,423
		28,079,846
Household Products - 2.6%
Kimberly-Clark Corp.	120,400	15,619,492
Procter & Gamble Co.	1,406,458	123,894,885
		139,514,377
Personal Products - 1.7%
Unilever NV (NY Reg.) (d)	1,558,500	88,491,630
Tobacco - 2.3%
British American Tobacco PLC sponsored ADR (d)	1,029,600	74,254,752
Imperial Tobacco Group PLC	583,427	27,279,793
Reynolds American, Inc.	258,200	17,363,950
		118,898,495

TOTAL CONSUMER STAPLES		630,191,014

ENERGY - 3.6%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	117,600	8,183,784
Oil, Gas & Consumable Fuels - 3.4%
Boardwalk Pipeline Partners, LP	461,600	8,341,112
Cenovus Energy, Inc.	665,700	5,938,250
Chevron Corp.	414,800	42,923,504
ConocoPhillips Co.	334,100	14,930,929
Enterprise Products Partners LP	481,300	12,903,653
EQT Midstream Partners LP	62,200	4,587,872
Exxon Mobil Corp.	226,600	18,241,300
Kinder Morgan, Inc.	816,400	15,315,664
Suncor Energy, Inc.	639,300	20,009,330
The Williams Companies, Inc.	736,900	21,075,340
Western Gas Partners LP	263,542	14,687,196
		178,954,150

TOTAL ENERGY		187,137,934

FINANCIALS - 4.4%
Banks - 1.2%
First Hawaiian, Inc.	194,350	5,356,286
JPMorgan Chase & Co.	220,200	18,089,430
PacWest Bancorp	253,700	11,840,179
U.S. Bancorp	356,600	18,147,374
Wells Fargo & Co.	229,400	11,731,516
		65,164,785
Capital Markets - 1.4%
Ares Capital Corp.	257,200	4,282,380
BlackRock, Inc. Class A	94,600	38,714,104
The Blackstone Group LP	634,900	20,875,512
TPG Specialty Lending, Inc. (d)	410,100	8,480,868
		72,352,864
Consumer Finance - 0.2%
Capital One Financial Corp.	113,000	8,691,960
Insurance - 1.6%
Chubb Ltd.	195,600	28,007,964
First American Financial Corp.	365,900	15,923,968
MetLife, Inc.	279,100	14,119,669
Principal Financial Group, Inc.	430,500	27,082,755
		85,134,356

TOTAL FINANCIALS		231,343,965

HEALTH CARE - 7.5%
Biotechnology - 1.6%
Amgen, Inc.	563,750	87,516,550
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co.	36,100	6,831,203
Medtronic PLC	467,700	39,417,756
		46,248,959
Health Care Providers & Services - 0.2%
UnitedHealth Group, Inc.	50,500	8,846,590
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	410,600	22,151,870
Eli Lilly & Co.	376,800	29,981,976
GlaxoSmithKline PLC	1,582,900	34,648,375
GlaxoSmithKline PLC sponsored ADR	184,400	8,156,012
Johnson & Johnson	728,844	93,474,243
Merck & Co., Inc.	73,590	4,791,445
Pfizer, Inc.	1,332,300	43,499,595
Sanofi SA sponsored ADR	337,600	16,741,584
		253,445,100

TOTAL HEALTH CARE		396,057,199

INDUSTRIALS - 2.3%
Aerospace & Defense - 0.1%
United Technologies Corp.	59,500	7,216,160
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	126,900	5,529,033
Electrical Equipment - 0.5%
Eaton Corp. PLC	342,100	26,471,698
Industrial Conglomerates - 0.5%
3M Co.	61,500	12,574,905
General Electric Co.	110,000	3,011,800
Honeywell International, Inc.	87,800	11,676,522
		27,263,227
Machinery - 0.3%
Caterpillar, Inc.	79,200	8,350,056
Pentair PLC	67,200	4,449,984
		12,800,040
Road & Rail - 0.8%
Norfolk Southern Corp.	319,300	39,602,779
Union Pacific Corp.	20,900	2,305,270
		41,908,049

TOTAL INDUSTRIALS		121,188,207

INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 1.9%
Cisco Systems, Inc.	3,129,400	98,669,982
Internet Software & Services - 0.2%
Twitter, Inc. (e)	582,500	10,671,400
IT Services - 0.6%
Amdocs Ltd.	87,400	5,661,772
Paychex, Inc.	397,700	23,555,771
		29,217,543
Semiconductors & Semiconductor Equipment - 3.0%
Intel Corp.	2,294,800	82,865,228
Maxim Integrated Products, Inc.	558,500	26,696,300
Qualcomm, Inc.	888,700	50,895,849
		160,457,377
Software - 3.6%
Microsoft Corp.	2,709,300	189,217,496
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	205,700	31,422,732
HP, Inc.	1,810,200	33,959,352
		65,382,084

TOTAL INFORMATION TECHNOLOGY		553,615,882

MATERIALS - 1.0%
Chemicals - 1.0%
E.I. du Pont de Nemours & Co.	341,100	26,919,612
LyondellBasell Industries NV Class A	300,600	24,204,312
		51,123,924
Containers & Packaging - 0.0%
Graphic Packaging Holding Co.	84,200	1,137,542

TOTAL MATERIALS		52,261,466

REAL ESTATE - 13.0%
Equity Real Estate Investment Trusts (REITs) - 13.0%
Agree Realty Corp.	146,500	6,670,145
American Assets Trust, Inc.	165,500	6,462,775
American Homes 4 Rent Class A	278,200	6,251,154
American Tower Corp.	12,500	1,639,875
Apartment Investment & Management Co. Class A	360,300	15,464,076
AvalonBay Communities, Inc.	176,340	33,723,262
Boston Properties, Inc.	249,496	30,268,855
CareTrust (REIT), Inc.	408,300	7,451,475
Cedar Shopping Centers, Inc.	833,419	4,158,761
Colony NorthStar, Inc.	4	57
CoreSite Realty Corp.	142,900	15,044,512
Corporate Office Properties Trust (SBI)	338,200	11,407,486
Corrections Corp. of America	312,000	8,970,000
DCT Industrial Trust, Inc.	462,375	24,371,786
DDR Corp.	531,500	4,560,270
DiamondRock Hospitality Co.	832,100	9,227,989
Douglas Emmett, Inc.	367,900	13,965,484
Duke Realty Corp.	669,400	19,191,698
Empire State Realty Trust, Inc.	275,900	5,738,720
Equinix, Inc.	99,100	43,704,091
Equity Lifestyle Properties, Inc.	170,437	14,384,883
Equity Residential (SBI)	104,715	6,815,899
Essex Property Trust, Inc.	93,192	23,942,889
Extra Space Storage, Inc.	329,800	25,549,606
Four Corners Property Trust, Inc.	188,300	4,635,946
Gaming & Leisure Properties	199,300	7,316,303
General Growth Properties, Inc.	555,900	12,385,452
Gramercy Property Trust	252,000	7,446,600
Healthcare Realty Trust, Inc.	489,700	16,287,422
Highwoods Properties, Inc. (SBI)	262,500	13,230,000
Host Hotels & Resorts, Inc.	535,997	9,642,586
Hudson Pacific Properties, Inc.	418,300	13,703,508
Mack-Cali Realty Corp.	263,300	7,006,413
Mid-America Apartment Communities, Inc.	245,189	24,994,567
National Retail Properties, Inc.	321,200	12,324,444
Outfront Media, Inc.	335,300	7,661,605
Pennsylvania Real Estate Investment Trust (SBI) (d)	105,600	1,129,920
Prologis, Inc.	250,910	13,935,541
Public Storage	93,299	20,091,940
Sabra Health Care REIT, Inc.	356,674	8,356,872
Simon Property Group, Inc.	201,715	31,114,539
Sunstone Hotel Investors, Inc.	702,700	10,969,147
Taubman Centers, Inc.	96,800	5,919,320
Terreno Realty Corp.	297,153	9,710,960
Urban Edge Properties	690,057	16,450,959
Ventas, Inc.	511,239	33,992,281
VEREIT, Inc.	1,981,300	16,385,351
Vornado Realty Trust	62,900	5,799,380
Washington REIT (SBI)	285,400	9,221,274
Welltower, Inc.	322,196	23,372,098
		682,050,176
Real Estate Management & Development - 0.0%
Invitation Homes, Inc.	150,800	3,245,216

TOTAL REAL ESTATE		685,295,392

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
Verizon Communications, Inc.	2,910,800	135,759,712
UTILITIES - 3.9%
Electric Utilities - 3.9%
Duke Energy Corp.	611,500	52,393,320
Exelon Corp.	816,900	29,661,639
IDACORP, Inc.	284,800	24,863,040
PPL Corp.	903,200	36,046,712
Southern Co.	318,500	16,119,285
Xcel Energy, Inc.	969,900	46,467,909
		205,551,905
TOTAL COMMON STOCKS
(Cost $2,748,691,483)		3,308,188,188

Preferred Stocks - 8.1%
Convertible Preferred Stocks - 4.6%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
William Lyon Homes, Inc. 6.50%	38,500	4,136,055
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
Bunge Ltd. 4.875%	98,300	10,683,981
Post Holdings, Inc.:
3.75%	17,500	3,018,750
5.25%	14,650	2,042,796
Series C 2.50%	51,500	7,808,688
Tyson Foods, Inc. 4.75%	57,200	3,560,700
		27,114,915
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp.:
Series A 5.75%	200	124,875
Series A, 5.75% (a)	12,900	8,054,438
Hess Corp. Series A 8.00%	61,400	3,462,960
Southwestern Energy Co. Series B 6.25%	114,213	1,748,887
		13,391,160
FINANCIALS - 1.6%
Banks - 1.6%
Bank of America Corp. Series L 7.25%	27,065	33,425,275
Wells Fargo & Co. 7.50%	38,389	48,562,085
		81,987,360
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	15,019	5,767,296
Becton, Dickinson & Co. Series A 6.125%	90,000	4,784,400
		10,551,696
Health Care Providers & Services - 0.4%
Anthem, Inc. 5.25%	376,400	19,407,184
Envision Healthcare Corp. Series A 5.25%	21,300	2,185,380
		21,592,564
Pharmaceuticals - 0.3%
Allergan PLC 5.50%	16,515	13,170,713
TOTAL HEALTH CARE		45,314,973
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
Arconic, Inc. 5.375%	117,429	5,054,144
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	91,963	6,299,466
Machinery - 0.1%
Rexnord Corp. Series A 5.75%	49,400	2,622,646
Stanley Black & Decker, Inc. 5.375%	15,000	1,561,950
		4,184,596
TOTAL INDUSTRIALS		15,538,206
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp. 5.50%	15,000	1,790,625
Welltower, Inc. Series I, 6.50%	49,800	3,230,775
		5,021,400
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. Series A 5.50%	237,800	25,986,784
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 5.375%	168,000	4,851,000
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 2.00% ZENS	257,575	18,481,006
TOTAL UTILITIES		23,332,006

TOTAL CONVERTIBLE PREFERRED STOCKS		241,822,859

Nonconvertible Preferred Stocks - 3.5%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Comcast Corp.	114,589	2,927,749
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
NuStar Logistics LP 7.625%	94,917	2,435,570
FINANCIALS - 2.3%
Banks - 1.9%
BB&T Corp.:
5.625%	455,125	11,883,314
5.85%	302,439	7,669,853
Series E, 5.625%	242,899	6,121,055
Series F 5.20%	208,892	5,232,745
Series G 5.20%	142,185	3,590,171
JPMorgan Chase & Co.:
Series AA 6.10%	88,785	2,403,410
Series BB 6.15%	116,378	3,141,042
Series Y, 6.125%	188,040	5,060,156
PNC Financial Services Group, Inc. Series P, 6.125%	188,186	5,585,360
SunTrust Banks, Inc. Series E, 5.875%	627,436	16,012,167
U.S. Bancorp:
Series A, 3.50%	15,865	14,032,117
Series B, 3.50%	71,456	1,719,231
Wells Fargo & Co.:
Series P, 5.25%	175,000	4,427,500
Series X, 5.50%	420,742	10,564,832
		97,442,953
Capital Markets - 0.2%
Morgan Stanley Series K, 5.85%	160,000	4,265,600
Northern Trust Corp. Series C, 5.85%	163,297	4,474,338
State Street Corp. 6.00%	115,401	3,082,361
		11,822,299
Diversified Financial Services - 0.1%
General Electric Capital Corp.:
4.70%	118,294	2,979,826
4.875%	59,722	1,505,592
4.875%	69,744	1,764,523
		6,249,941
Insurance - 0.0%
Allstate Corp. Series F 6.25%	11,869	327,347
Mortgage Real Estate Investment Trusts - 0.1%
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	93,061	2,507,994
TOTAL FINANCIALS		118,350,534
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Public Storage:
Series C, 5.125%	39,299	992,693
Series E, 4.90%	378,535	9,099,981
Series S, 5.90%	113,376	2,870,680
Series V, 5.375%	218,249	5,502,057
Series W, 5.20%	147,839	3,724,064
Sabra Health Care REIT, Inc. Series A, 7.125%	323,765	8,366,088
Vornado Realty Trust Series L, 5.40%	101,357	2,557,237
		33,112,800
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%	123,462	3,092,723
TOTAL REAL ESTATE		36,205,523
UTILITIES - 0.4%
Electric Utilities - 0.4%
Gulf Power Co. 5.60%	30,000	3,090,627
NextEra Energy Capital Holdings, Inc. Series I, 5.125%	226,007	5,618,534
Southern Co. 6.25%	390,053	10,391,012
		19,100,173
Multi-Utilities - 0.0%
SCE Trust IV 5.375%	103,838	2,959,383
TOTAL UTILITIES		22,059,556

TOTAL NONCONVERTIBLE PREFERRED STOCKS		181,978,932

TOTAL PREFERRED STOCKS
(Cost $370,841,887)		423,801,791

Investment Companies - 1.2%
iShares S&P U.S. Preferred Stock Index ETF
(Cost $63,167,648)	1,657,400	64,704,896
	Principal Amount	Value

Bank Loan Obligations - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Delta 2 SARL Tranche B, term loan 4.5677% 2/1/24 (b)	10,270,000	10,278,216
Internet & Direct Marketing Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 6.1468% 12/16/23 (b)	5,825,424	5,649,613

TOTAL CONSUMER DISCRETIONARY		15,927,829

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.75% 2/3/24 (b)	4,675,000	4,665,276
TOTAL BANK LOAN OBLIGATIONS
(Cost $20,491,679)		20,593,105

Preferred Securities - 5.9%
FINANCIALS - 4.6%
Banks - 4.4%
Bank of America Corp.:
6.1% (b)(f)	1,895,000	2,058,629
6.5% (b)(f)	4,000,000	4,452,705
Barclays PLC 8.25% (b)(f)	6,800,000	7,377,908
Citigroup, Inc.:
5.9% (b)(f)	5,000,000	5,392,631
5.95% (b)(f)	5,000,000	5,358,988
6.25% (b)(f)	6,500,000	7,212,082
First Tennessee Bank NA 3.75% (a)	12,500	8,870,313
JPMorgan Chase & Co.:
5% (b)(f)	20,000,000	20,767,127
5.15% (b)(f)	11,750,000	11,996,025
5.3% (b)(f)	8,500,000	8,883,475
6% (b)(f)	4,000,000	4,332,078
6.1% (b)(f)	8,250,000	8,962,938
6.125% (b)(f)	4,000,000	4,331,421
6.75% (b)(f)	13,500,000	15,592,320
7.9% (b)(f)	29,315,000	30,625,589
Mellon Capital IV 4% (b)(f)	6,417,000	5,682,966
Royal Bank of Scotland Group PLC 8.625% (b)(f)	4,395,000	4,877,420
SunTrust Preferred Capital I 4% (b)(f)	9,366,000	8,135,488
USB Capital IX 3.5% (b)(f)	16,026,000	13,855,590
USB Realty Corp. 2.3054% (a)(b)(f)	7,000,000	6,181,069
Wachovia Capital Trust III 5.5698% (b)(f)	5,091,000	5,175,347
Wells Fargo & Co.:
5.875% (b)(f)	16,000,000	17,993,846
5.9% (b)(f)	12,000,000	13,061,769
7.98% (b)(f)	11,855,000	12,511,934
		233,689,658
Capital Markets - 0.1%
Goldman Sachs Capital II 4% (b)(f)	4,694,000	4,087,170
Insurance - 0.1%
MetLife, Inc. 5.25% (b)(f)	5,000,000	5,314,904

TOTAL FINANCIALS		243,091,732

INDUSTRIALS - 1.3%
Industrial Conglomerates - 1.3%
General Electric Co. 5% (b)(f)	61,567,000	66,373,962
TOTAL PREFERRED SECURITIES
(Cost $289,987,290)		309,465,694
	Shares	Value

Money Market Funds - 7.3%
Fidelity Cash Central Fund, 0.86% (g)	244,105,199	244,154,020
Fidelity Securities Lending Cash Central Fund 0.87% (g)(h)	140,901,830	140,915,920
TOTAL MONEY MARKET FUNDS
(Cost $385,065,823)		385,069,940
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $4,684,979,934)		5,368,762,472
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(110,313,456)
NET ASSETS - 100%		$5,258,449,016

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $317,290,596 or 6.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (d) Security or a portion of the security is on loan at period end.

 (e) Non-income producing

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$755,611
Fidelity Securities Lending Cash Central Fund	479,749
Total	$1,235,360

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$116,849,316	$112,713,261	$4,136,055	$--
Consumer Staples	657,305,929	630,191,014	27,114,915	--
Energy	202,964,664	189,573,504	13,391,160	--
Financials	431,681,859	349,694,499	81,987,360	--
Health Care	441,372,172	361,408,824	79,963,348	--
Industrials	136,726,413	121,188,207	15,538,206	--
Information Technology	553,615,882	553,615,882	--	--
Materials	52,261,466	52,261,466	--	--
Real Estate	726,522,315	721,500,915	5,021,400	--
Telecommunication Services	161,746,496	135,759,712	25,986,784	--
Utilities	250,943,467	224,520,834	26,422,633	--
Corporate Bonds	856,938,858	--	856,938,858	--
Investment Companies	64,704,896	64,704,896	--	--
Bank Loan Obligations	20,593,105	--	20,593,105	--
Preferred Securities	309,465,694	--	309,465,694	--
Money Market Funds	385,069,940	385,069,940	--	--
Total Investments in Securities:	$5,368,762,472	$3,902,202,954	$1,466,559,518	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$164,860,416
Level 2 to Level 1	$9,228,373

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	3.1%
BBB	4.8%
BB	5.3%
B	4.6%
CCC,CC,C	1.1%
Not Rated	3.7%
Equities	72.2%
Short-Term Investments and Net Other Assets	5.2%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $138,915,001) — See accompanying schedule: Unaffiliated issuers (cost $4,299,914,111)	$4,983,692,532
Fidelity Central Funds (cost $385,065,823)	385,069,940
Total Investments (cost $4,684,979,934)		$5,368,762,472
Cash		1,150,399
Receivable for investments sold		26,256,544
Receivable for fund shares sold		5,218,806
Dividends receivable		13,282,232
Interest receivable		7,141,461
Distributions receivable from Fidelity Central Funds		336,804
Prepaid expenses		1,526
Other receivables		65,830
Total assets		5,422,216,074
Liabilities
Payable for investments purchased	$12,459,873
Payable for fund shares redeemed	6,502,037
Accrued management fee	2,381,558
Distribution and service plan fees payable	588,693
Other affiliated payables	855,895
Other payables and accrued expenses	61,837
Collateral on securities loaned	140,917,165
Total liabilities		163,767,058
Net Assets		$5,258,449,016
Net Assets consist of:
Paid in capital		$4,445,866,130
Undistributed net investment income		35,811,312
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		93,009,688
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		683,761,886
Net Assets		$5,258,449,016
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($615,339,568 ÷ 40,472,408 shares)		$15.20
Maximum offering price per share (100/94.25 of $15.20)		$16.13
Class M:
Net Asset Value and redemption price per share ($260,764,226 ÷ 17,163,787 shares)		$15.19
Maximum offering price per share (100/96.50 of $15.19)		$15.74
Class C:
Net Asset Value and offering price per share ($426,343,731 ÷ 28,189,371 shares)(a)		$15.12
Strategic Dividend and Income:
Net Asset Value, offering price and redemption price per share ($3,340,408,539 ÷ 218,437,698 shares)		$15.29
Class I:
Net Asset Value, offering price and redemption price per share ($615,592,952 ÷ 40,346,434 shares)		$15.26

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$77,126,938
Interest		15,950,409
Income from Fidelity Central Funds		1,235,360
Total income		94,312,707
Expenses
Management fee	$14,519,744
Transfer agent fees	4,618,934
Distribution and service plan fees	3,563,165
Accounting and security lending fees	550,004
Custodian fees and expenses	42,679
Independent trustees' fees and expenses	10,213
Registration fees	98,416
Audit	46,298
Legal	11,398
Miscellaneous	23,462
Total expenses before reductions	23,484,313
Expense reductions	(197,124)	23,287,189
Net investment income (loss)		71,025,518
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	130,870,893
Fidelity Central Funds	35,165
Foreign currency transactions	114,861
Total net realized gain (loss)		131,020,919
Change in net unrealized appreciation (depreciation) on: Investment securities	186,162,347
Assets and liabilities in foreign currencies	7,151
Total change in net unrealized appreciation (depreciation)		186,169,498
Net gain (loss)		317,190,417
Net increase (decrease) in net assets resulting from operations		$388,215,935

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,025,518	$128,962,333
Net realized gain (loss)	131,020,919	87,033,587
Change in net unrealized appreciation (depreciation)	186,169,498	179,314,539
Net increase (decrease) in net assets resulting from operations	388,215,935	395,310,459
Distributions to shareholders from net investment income	(79,163,200)	(117,058,628)
Distributions to shareholders from net realized gain	(105,105,051)	(86,771,023)
Total distributions	(184,268,251)	(203,829,651)
Share transactions - net increase (decrease)	(8,879,284)	501,956,118
Total increase (decrease) in net assets	195,068,400	693,436,926
Net Assets
Beginning of period	5,063,380,616	4,369,943,690
End of period	$5,258,449,016	$5,063,380,616
Other Information
Undistributed net investment income end of period	$35,811,312	$43,948,994

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.63	$14.04	$15.46	$14.02	$12.24	$10.77
Income from Investment Operations
Net investment income (loss)A	.19	.38	.35	.39B	.31	.31
Net realized and unrealized gain (loss)	.89	.84	(.51)	1.60	1.77	1.45
Total from investment operations	1.08	1.22	(.16)	1.99	2.08	1.76
Distributions from net investment income	(.21)	(.35)	(.35)	(.34)C	(.30)	(.29)
Distributions from net realized gain	(.30)	(.28)	(.91)	(.21)C	–	–
Total distributions	(.51)	(.63)	(1.26)	(.55)	(.30)	(.29)
Net asset value, end of period	$15.20	$14.63	$14.04	$15.46	$14.02	$12.24
Total ReturnD,E,F	7.56%	9.07%	(.95)%	14.63%	17.17%	16.47%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.01%I	1.02%	1.03%	1.03%	1.05%	1.09%
Expenses net of fee waivers, if any	1.01%I	1.02%	1.02%	1.03%	1.05%	1.09%
Expenses net of all reductions	1.01%I	1.02%	1.02%	1.02%	1.04%	1.09%
Net investment income (loss)	2.54%I	2.67%	2.43%	2.68%B	2.28%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$615,340	$701,171	$632,817	$648,239	$530,203	$353,726
Portfolio turnover rateJ	71%I	60%	55%	58%	64%	50%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.30%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class M

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.62	$14.03	$15.45	$14.02	$12.24	$10.77
Income from Investment Operations
Net investment income (loss)A	.17	.34	.31	.35B	.27	.28
Net realized and unrealized gain (loss)	.90	.84	(.50)	1.60	1.77	1.44
Total from investment operations	1.07	1.18	(.19)	1.95	2.04	1.72
Distributions from net investment income	(.20)	(.31)	(.31)	(.31)C	(.26)	(.25)
Distributions from net realized gain	(.30)	(.28)	(.91)	(.21)C	–	–
Total distributions	(.50)	(.59)	(1.23)D	(.52)	(.26)	(.25)
Net asset value, end of period	$15.19	$14.62	$14.03	$15.45	$14.02	$12.24
Total ReturnE,F,G	7.45%	8.80%	(1.22)%	14.28%	16.86%	16.16%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.27%J	1.27%	1.28%	1.28%	1.31%	1.35%
Expenses net of fee waivers, if any	1.26%J	1.27%	1.28%	1.28%	1.31%	1.35%
Expenses net of all reductions	1.26%J	1.27%	1.27%	1.28%	1.30%	1.35%
Net investment income (loss)	2.29%J	2.41%	2.18%	2.42%B	2.02%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$260,764	$251,600	$223,424	$226,563	$174,568	$123,395
Portfolio turnover rateK	71%J	60%	55%	58%	64%	50%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.05%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.23 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.914 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.56	$13.98	$15.39	$13.97	$12.20	$10.75
Income from Investment Operations
Net investment income (loss)A	.13	.27	.24	.28B	.20	.22
Net realized and unrealized gain (loss)	.89	.83	(.50)	1.59	1.77	1.44
Total from investment operations	1.02	1.10	(.26)	1.87	1.97	1.66
Distributions from net investment income	(.16)	(.24)	(.24)	(.24)C	(.20)	(.21)
Distributions from net realized gain	(.30)	(.28)	(.91)	(.21)C	–	–
Total distributions	(.46)	(.52)	(1.15)	(.45)	(.20)	(.21)
Net asset value, end of period	$15.12	$14.56	$13.98	$15.39	$13.97	$12.20
Total ReturnD,E,F	7.14%	8.22%	(1.65)%	13.72%	16.31%	15.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.77%I	1.78%	1.78%	1.79%	1.81%	1.84%
Expenses net of fee waivers, if any	1.77%I	1.78%	1.78%	1.79%	1.81%	1.84%
Expenses net of all reductions	1.76%I	1.77%	1.78%	1.78%	1.80%	1.84%
Net investment income (loss)	1.79%I	1.91%	1.67%	1.92%B	1.53%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$426,344	$392,853	$348,111	$351,654	$253,825	$140,428
Portfolio turnover rateJ	71%I	60%	55%	58%	64%	50%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.72	$14.12	$15.54	$14.09	$12.30	$10.82
Income from Investment Operations
Net investment income (loss)A	.21	.42	.39	.43B	.34	.34
Net realized and unrealized gain (loss)	.90	.85	(.51)	1.61	1.78	1.45
Total from investment operations	1.11	1.27	(.12)	2.04	2.12	1.79
Distributions from net investment income	(.24)	(.39)	(.39)	(.38)C	(.33)	(.31)
Distributions from net realized gain	(.30)	(.28)	(.91)	(.21)C	–	–
Total distributions	(.54)	(.67)	(1.30)	(.59)	(.33)	(.31)
Net asset value, end of period	$15.29	$14.72	$14.12	$15.54	$14.09	$12.30
Total ReturnD,E	7.68%	9.39%	(.68)%	14.93%	17.48%	16.77%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%H	.75%	.76%	.74%	.77%	.81%
Expenses net of fee waivers, if any	.74%H	.75%	.75%	.74%	.77%	.81%
Expenses net of all reductions	.74%H	.75%	.75%	.74%	.76%	.80%
Net investment income (loss)	2.81%H	2.94%	2.70%	2.96%B	2.56%	2.89%
Supplemental Data
Net assets, end of period (000 omitted)	$3,340,409	$3,314,523	$2,833,413	$2,920,815	$2,581,720	$2,190,089
Portfolio turnover rateI	71%H	60%	55%	58%	64%	50%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.69	$14.09	$15.51	$14.07	$12.28	$10.80
Income from Investment Operations
Net investment income (loss)A	.21	.42	.39	.43B	.34	.34
Net realized and unrealized gain (loss)	.90	.85	(.51)	1.60	1.78	1.46
Total from investment operations	1.11	1.27	(.12)	2.03	2.12	1.80
Distributions from net investment income	(.24)	(.38)	(.39)	(.38)C	(.33)	(.32)
Distributions from net realized gain	(.30)	(.28)	(.91)	(.21)C	–	–
Total distributions	(.54)	(.67)D	(1.30)	(.59)	(.33)	(.32)
Net asset value, end of period	$15.26	$14.69	$14.09	$15.51	$14.07	$12.28
Total ReturnE,F	7.70%	9.39%	(.69)%	14.87%	17.50%	16.83%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.76%	.77%	.76%	.78%	.81%
Expenses net of fee waivers, if any	.75%I	.76%	.77%	.76%	.78%	.81%
Expenses net of all reductions	.75%I	.76%	.76%	.76%	.77%	.81%
Net investment income (loss)	2.80%I	2.93%	2.69%	2.94%B	2.55%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$615,593	$403,233	$327,167	$335,756	$245,756	$153,453
Portfolio turnover rateJ	71%I	60%	55%	58%	64%	50%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.57%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.67 per share is comprised of distributions from net investment income of $.384 and distributions from net realized gain of $.281 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Strategic Dividend & Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period December 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, contingent interest, partnerships, equity-debt classifications, certain conversion ratio adjustments and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$756,578,390
Gross unrealized depreciation	(73,486,883)
Net unrealized appreciation (depreciation) on securities	$683,091,507
Tax cost	$4,685,670,965

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2019. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,779,439,214 and $1,942,775,776, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$834,084	$22,373
Class M	.25%	.25%	652,628	–
Class C	.75%	.25%	2,076,453	344,771
			$3,563,165	$367,144

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$170,153
Class M	32,489
Class C(a)	25,266
$227,908

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$620,933.19
Class M	247,372.19
Class C	399,076.19
Strategic Dividend and Income	2,887,077.17
Class I	464,476.18
	$4,618,934

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $25,506 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,891 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $479,749. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $169,724 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,119.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $23,281.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Class A	$9,605,188	$15,935,890
Class M	3,395,479	5,084,034
Class B	–	47,028
Class C	4,374,094	6,126,668
Strategic Dividend and Income	54,036,062	80,423,776
Class I	7,752,377	9,441,232
Total	$79,163,200	$117,058,628
From net realized gain
Class A	$14,530,989	$12,558,382
Class M	5,209,880	4,467,285
Class B	–	99,856
Class C	8,220,162	6,996,757
Strategic Dividend and Income	68,554,017	56,103,282
Class I	8,590,003	6,545,461
Total	$105,105,051	$86,771,023

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017	Year ended November 30, 2016	Six months ended May 31, 2017	Year ended November 30, 2016
Class A
Shares sold	5,577,910	11,635,272	$83,113,532	$165,492,144
Reinvestment of distributions	1,585,697	1,999,827	23,198,357	27,268,992
Shares redeemed	(14,610,780)	(10,790,546)	(219,290,700)	(152,038,712)
Net increase (decrease)	(7,447,173)	2,844,553	$(112,978,811)	$40,722,424
Class M
Shares sold	2,209,763	4,350,241	$32,869,553	$61,879,594
Reinvestment of distributions	569,481	669,422	8,334,223	9,114,081
Shares redeemed	(2,819,379)	(3,736,898)	(42,063,639)	(52,477,319)
Net increase (decrease)	(40,135)	1,282,765	$(859,863)	$18,516,356
Class B
Shares sold	–	10,002	$–	$139,578
Reinvestment of distributions	–	10,287	–	137,456
Shares redeemed	–	(377,164)	–	(5,295,329)
Net increase (decrease)	–	(356,875)	$–	$(5,018,295)
Class C
Shares sold	3,328,226	6,603,591	$49,256,531	$93,784,646
Reinvestment of distributions	813,579	904,709	11,857,548	12,223,063
Shares redeemed	(2,932,295)	(5,437,756)	(43,462,087)	(75,861,074)
Net increase (decrease)	1,209,510	2,070,544	$17,651,992	$30,146,635
Strategic Dividend and Income
Shares sold	26,100,677	58,991,319	$389,426,716	$845,778,576
Reinvestment of distributions	7,567,445	8,988,261	111,437,396	123,515,842
Shares redeemed	(40,445,679)	(43,453,423)	(607,662,159)	(612,817,608)
Net increase (decrease)	(6,777,557)	24,526,157	$(106,798,047)	$356,476,810
Class I
Shares sold	16,870,299	12,150,558	$253,850,089	$172,486,049
Reinvestment of distributions	999,003	1,013,847	14,703,791	13,912,804
Shares redeemed	(4,977,941)	(8,929,278)	(74,448,435)	(125,286,665)
Net increase (decrease)	12,891,361	4,235,127	$194,105,445	$61,112,188

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Class A	1.01%
Actual		$1,000.00	$1,075.60	$5.23
Hypothetical-C		$1,000.00	$1,019.90	$5.09
Class M	1.26%
Actual		$1,000.00	$1,074.50	$6.52
Hypothetical-C		$1,000.00	$1,018.65	$6.34
Class C	1.77%
Actual		$1,000.00	$1,071.40	$9.14
Hypothetical-C		$1,000.00	$1,016.11	$8.90
Strategic Dividend and Income	.74%
Actual		$1,000.00	$1,076.80	$3.83
Hypothetical-C		$1,000.00	$1,021.24	$3.73
Class I	.75%
Actual		$1,000.00	$1,077.00	$3.88
Hypothetical-C		$1,000.00	$1,021.19	$3.78

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SDI-SANN-0717
1.802376.113

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 25, 2017